Performance Management	Jun. 24, 2026
ANFIELD UNIVERSAL FIXED INCOME ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is expected to commence operations on June 29, 2026, following the reorganization of the Universal Fixed Income Predecessor Fund, which is anticipated to take place as of the close of business on June 26, 2026 (the “Reorganization”). As a result of the Reorganization, the Fund has adopted the accounting and performance history of the Universal Fixed Income Predecessor Fund.

Performance results for periods prior to June 29, 2026, reflect the performance of the Universal Fixed Income Predecessor Fund before the commencement of the Fund’s operations. The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the performance of the Universal Fixed Income Predecessor Fund. The bar chart shows how the Universal Fixed Income Predecessor Fund’s performance has varied from year to year. The table shows the Universal Fixed Income Predecessor Fund’s average annual returns (before and after taxes) compared with those of the Bloomberg U.S. Aggregate Bond Index, the benchmark index selected for the Fund. The performance of any index does not reflect deductions for fees, expenses, or taxes. If the investment adviser to the Universal Fixed Income Predecessor Fund had not agreed to waive or reimburse certain Universal Fixed Income Predecessor Fund expenses during the period shown, if applicable, the Universal Fixed Income Predecessor Fund’s returns would have been less than those shown. All returns reflect reinvestment of all dividend and capital gain distributions. The Universal Fixed Income Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Universal Fixed Income Predecessor Fund commenced operations on September 18, 2018.

Performance Past Does Not Indicate Future [Text]	The Universal Fixed Income Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the performance of the Universal Fixed Income Predecessor Fund.
Bar Chart [Heading]	Performance Bar Chart for Calendar Years Ended December 31:
Bar Chart Closing [Text Block]
Highest Quarter:	12/31/2023	3.47%
Lowest Quarter:	06/30/2022	-3.83%
The Fund’s year to date return for the period ended September 30, 2025 was: 5.02%
Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflect no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ANFIELD UNIVERSAL FIXED INCOME ETF | ANFIELD UNIVERSAL FIXED INCOME ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year to date return
Bar Chart, Year to Date Return	5.02%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	3.47%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(3.83%)
Lowest Quarterly Return, Date	Jun. 30, 2022
ANFIELD U.S. EQUITY SECTOR ROTATION ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is expected to commence operations on June 29, 2026, following the reorganization of the U.S. Equity Sector Predecessor Fund, which is anticipated to take place as of the close of business on June 26, 2026 (the “Reorganization”). As a result of the Reorganization, the Fund has adopted the accounting and performance history of the U.S. Equity Sector Predecessor Fund.

Performance results for periods prior to June 29, 2026, reflect the performance of the U.S. Equity Sector Predecessor Fund before the commencement of the Fund’s operations. The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the performance of the U.S. Equity Sector Predecessor Fund. The bar chart shows how the U.S. Equity Sector Predecessor Fund’s performance has varied from year to year. The table shows the U.S. Equity Sector Predecessor Fund’s average annual returns (before and after taxes) compared with those of the S&P 500 Total Return Index, the benchmark index selected for the Fund. The performance of any index does not reflect deductions for fees, expenses, or taxes. If the investment adviser to the U.S. Equity Sector Predecessor Fund had not agreed to waive or reimburse certain U.S. Equity Sector Predecessor Fund expenses during the period shown, if applicable, the U.S. Equity Sector Predecessor Fund’s returns would have been less than those shown. All returns reflect reinvestment of all dividend and capital gain distributions. The U.S. Equity Sector Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The U.S. Equity Sector Predecessor Fund commenced operations on December 16, 2019.

Performance Past Does Not Indicate Future [Text]	The U.S. Equity Sector Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the performance of the U.S. Equity Sector Predecessor Fund.
Bar Chart [Heading]	Performance Bar Chart for Calendar Years Ended December 31:
Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.